 THE BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.

 ARTICLES OF AMENDMENT AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of The BlackRock Investment Quality Municipal Trust Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting the definition of “Ratings Spread” in the Articles Supplementary and replacing it with the following definition:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Corporation), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Corporation) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Corporation) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.77%
Aa3/AA-	0.95%
A1/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baa1/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment grade or NR	3.30%

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Corporation.

Third: The charter of the Corporation is hereby amended by deleting the definition of “Redemption Premium” in the Articles Supplementary in its entirety.

32368741.4

Fourth: The charter of the Corporation is hereby amended by deleting the definition of “Redemption Price” in the Articles Supplementary in its entirety and replacing it with the following:

“Redemption Price” means the sum of (i) the Liquidation Preference and (ii) accumulated but unpaid dividends thereon (whether or not declared) to, but not including, the date fixed for redemption.

Fifth: The charter of Corporation is hereby amended by deleting Section 5(c) in the Articles Supplementary in its entirety and replacing it with the following:

Notwithstanding Sections 5(a) and 5(b) of these Articles Supplementary, except as may be otherwise expressly provided by Sections 5(f), 5(g) or 5(h) of these Articles Supplementary or as otherwise required by Applicable Law, the provisions of these Articles Supplementary set forth under (x) the caption “Designation” (but only with respect to any VMTP Preferred Shares already issued and Outstanding), (y) Sections 1(a) (but only with respect to any VMTP Shares already issued and Outstanding), 2(a), 2(b), 2(c), 2(d), 2(e)(i), 2(e)(ii), 2(k), 3(b), 8, 10(a)(i), 10(b)(i), 10(h), 11(a), 11(b) or 11(c) of these Articles Supplementary and (z) the definitions “Additional Amount”, “Applicable Base Rate”, “Applicable Rate”, “Dividend Payment Date”, “Dividend Period”, “Effective Leverage Ratio”, “Failure to Deposit”, “Gross-up Payment”, “Liquidation Preference”, “Maximum Rate”, “Outstanding”, “Rate Determination Date”, “Ratings Spread”, “Redemption Price”, “Subsequent Rate Period” or “Term Redemption Date” (i) (A) may be amended so as to adversely affect the amount, timing, priority or taxability of any dividend, redemption or other payment or distribution due to the Holders or (B) may amend the definition of “Effective Leverage Ratio” or the calculation thereof, in each case, only upon the affirmative vote or written consent of (1) a majority of the Board of Directors and (2) the Total Holders and (ii) may be otherwise amended upon the affirmative vote or written consent of (1) a majority of the Board of Directors and (2) the holders of 66 2/3% of the Outstanding VMTP Preferred Shares.

Sixth: The charter of the Corporation is hereby amended by deleting Section 10(a)(iii) of the Articles Supplementary in its entirety and replacing it with the following:

The Corporation may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 10 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date (A) the Corporation has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable Redemption Date and having a Market Value not less than the amount due to Holders of VMTP Preferred Shares by reason of the redemption of such VMTP Preferred Shares on such Redemption Date and (B) the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the VMTP Shares at the request of the Trust), the Discounted Value of Fitch Eligible Assets (if Fitch is then rating the VMTP Preferred Shares at the request of the Corporation) and the Discounted Value of Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Corporation) each at least equals the Basic Maintenance Amount, and would at least equal the Basic Maintenance Amount immediately subsequent to such redemption if such redemption were to occur on such date. For purposes of determining in clause (B) of the preceding sentence whether the Discounted Value of Moody’s Eligible Assets at least equals the Basic Maintenance Amount, the Moody’s Discount Factors applicable to Moody’s Eligible Assets shall be determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Corporation, as described in the definition of Moody’s Discount Factor herein.

32368741.4

Seventh: These Articles of Amendment shall be effective as of January 2, 2020.

Eighth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

32368741.4

IN WITNESS WHEREOF, The BlackRock Investment Quality Municipal Trust Inc. has caused these Articles of Amendment to be signed as of December 19, 2019 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

The BlackRock Investment Quality Municipal Trust Inc.

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:    Janey Ahn
Title:      Secretary